PROPERTY AND EQUIPMENT (Tables)	3 Months Ended	12 Months Ended
	Nov. 30, 2014	Aug. 31, 2014
Notes to Financial Statements [Abstract]
Property and equipment

At November 30, 2014, property and equipment consists of the following:

NOV 2014
Computer equipment	$553,255
Software and Equipment	39,400
592,655
Accumulated depreciation	(410,911)
Net property and equipment	$181,744

At August 31, 2014 and December 31, 2013, property and equipment consists of the following:

	2014	2013
Computer equipment	$567,196	$395,818
Software and Equipment	39,400	51,032
	606,596	446,850
Accumulated depreciation	(395,071)	(380,252)
Net property and equipment	$211,525	$66,598